guinness atkinson funds

225 South Lake Street, Suite 216

Pasadena, CA 91101

October 2, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC 20549

Re:	Guinness Atkinson Funds (the “Trust”) File Nos. 33-75340 and 811-08360

Ladies and gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A. The interactive data file included as an exhibit to this filing relates to Post-Effective Amendment No. 101 filed with the Securities and Exchange Commission on April 29, 2020 (Accession No. 0001398344-20-008848) and the filing made on September 17, 2020 pursuant to Rule 497 (Accession No. 0001398344-20-018635

If you have any questions or require further information, do not hesitate to contact Diane Drake at (626) 385-5777.

Sincerely,

/s/ Mel de Leon
Mel de Leon, on behalf of
Guinness Atkinson Funds